UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 9, 2005


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	367,496



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
ABBOTT LABORATORIES, INC.       COM   002824100       218      4670 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       393      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     44544       512 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      9799      3431 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     28408    561648 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     30999    984085 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5485    131620 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     31873    953143 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       303      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     27885    631165 SH         SOLE          SOLE
EBAY, INC.                      COM   278642103       227      6100 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1277    357800 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108      1209     51471 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       573     15900 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     19205    502221 SH         SOLE          SOLE
HORNBECK OFFSHORE SERVICES INC. COM   440543106       705     28149 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     19511    940268 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       486      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     20266    420447 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     13376   1289888 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     36024    104353 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      1701     81500 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       518     12500 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103      9275    378565 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       357      7500 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      8049    254700 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3406    256070 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       516      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     30805    631900 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       721     25000 SH         SOLE          SOLE
THE SOUTH FINANCIAL GROUP INC.  COM   837841105       602     19716 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       343      6400 SH         SOLE          SOLE
THOR INDUSTRIES, INC.           COM   885160101     16601    555035 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       412      8090 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1424      3700 SH         SOLE          SOLE
                                                   367496